Nature of operations	12 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of operations
1.	Nature of operations
Sony Corporation changed its name to “Sony Group Corporation”, effective as of April 1, 2021. Sony Group Corporation and its consolidated subsidiaries (hereinafter collectively referred to as “Sony” or “Sony Group”) are engaged in the development, design, production, manufacture, offer and sale of various kinds of electronic equipment, instruments and devices for consumer, professional and industrial markets such as network services, home gaming consoles and software, televisions, audio and video recorders and players, still and video cameras, smartphones, and image sensors. Sony’s primary manufacturing facilities are located in Asia including Japan. Sony also utilizes third-party contract manufacturers for certain products. Sony’s products and services are marketed throughout the world by sales subsidiaries and unaffiliated distributors as well as direct sales and offers via the internet. Sony is engaged in the development, production, manufacture, and distribution of recorded music and the management and licensing of the words and music of songs as well as production and distribution of animation titles, including game applications based on the animation titles. Sony is also engaged in the production, acquisition and distribution of motion pictures and television programming and the operation of television and digital networks. Further, Sony is also engaged in various financial services businesses, including life and non-life
insurance operations through its Japanese insurance subsidiaries and banking operations through a Japanese internet-based banking subsidiary.